Share-based Compensation - Assumptions Used in Determining Fair Value of Options (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average key assumptions used in determining the fair value of options granted
Estimated dividend yield (as a percent)	0.00%	0.00%	0.00%
Volatility (annual) (as a percent)	60.00%	60.00%	60.00%
Expected life of option in years	6 years 22 days	6 years 1 month 24 days	5 years
Weighted-average option fair value at grant (in dollars per share)	$ 4.090	$ 5.800	$ 9.723
Weighted average
Weighted average key assumptions used in determining the fair value of options granted
Weighted-average risk-free interest rate (as a percent)	2.01%	1.18%	1.60%